Income Taxes - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Current:
Federal	$ (376)			$ (273)	$ (125)	$ 7,631
State	(62)			(170)	31	(34)
Foreign	(578)			(1,214)	(1,265)	(1,860)
Total current	(1,016)			(1,657)	(1,359)	5,737
Deferred:
Federal	1,382			(1,258)	6,850	505
State	303			10,117	1,666	1,728
Foreign	(57)			(521)	114	275
Total deferred	1,628			8,338	8,630	2,508
Total income tax benefit	$ 612	$ (1,378)	$ (8,170)	$ 6,681	$ 7,271	$ 8,245